Employee Benefits - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Severance expenses	$ 27,490	$ 22,326	$ 24,611